BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
Schedule of borrowings

In millions	September 30, 2025	December 31, 2024
Non-current borrowings	$791.9	$790.8
Revolving credit facility	93.9	—
Other borrowings	259.5	136.5
Total	$1,145.3	$927.3